Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Property and Equipment, Net (Textual)
Depreciation expenses	$ 545,803	$ 534,377	$ 615,000